DEBT	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
DEBT
24. DEBT

A breakdown of debt by nature and split between current and non-current is presented below.

	At December 31,
	2025			2024
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Asset-backed financing (Securitizations)	669,185	619,205	1,288,390	649,173	693,082	1,342,255
Bonds and notes	12,368	946,907	959,275	459,056	953,917	1,412,973
Borrowings from banks and other financial institutions	203,021	225,000	428,021	143,800	270,833	414,633
Lease liabilities	31,348	130,799	162,147	26,491	99,779	126,270
Other debt	46,387	—	46,387	55,757	—	55,757
Total debt	962,309	1,921,911	2,884,220	1,334,277	2,017,611	3,351,888

Movements in debt are presented below, financing cash flows and other movements presented separately.

		Financing cash flows		Other movements
	Balance at December 31, 2024	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2025
	(€ thousand)
Asset-backed financing (Securitizations)	1,342,255	142,375	(33,294)	(1,250)	(161,696)	1,288,390
Bonds and notes	1,412,973	—	(450,963)	(2,735)	—	959,275
Borrowings from banks and other financial institutions	414,633	400,000	(378,332)	(1,007)	(7,273)	428,021
Lease liabilities	126,270	—	(23,825)	67,431	(7,729)	162,147
Other debt	55,757	42,527	(46,161)	—	(5,736)	46,387
Total debt	3,351,888	584,902	(932,575)	62,439	(182,434)	2,884,220

		Financing cash flows		Other movements
	Balance at December 31, 2023	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2024
	(€ thousand)
Asset-backed financing (Securitizations)	1,166,473	340,499	(243,649)	461	78,471	1,342,255
Bonds and notes	903,673	496,145	—	13,155	—	1,412,973
Borrowings from banks and other financial institutions	290,930	225,000	(104,690)	(672)	4,065	414,633
Lease liabilities	73,047	—	(22,001)	73,429	1,795	126,270
Other debt	43,063	51,022	(41,297)	—	2,969	55,757
Total debt	2,477,186	1,112,666	(411,637)	86,373	87,300	3,351,888
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(1)     Other changes in lease liabilities relate entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2)    Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond fully repaid, upon maturity, in 2025.
Contractual undiscounted cash flows

The contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings are presented below.

	Contractual cash flows at December 31, 2025
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2025 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	702,097	387,018	253,845	—	1,342,960	1,288,390
Bonds and notes	23,075	23,075	705,722	302,582	1,054,454	959,275
Borrowings from banks and other financial institutions	209,710	79,819	154,320	—	443,849	428,021
Lease liabilities	36,049	29,012	61,072	61,298	187,431	162,147
Other debt	46,387	—	—	—	46,387	46,387
Total debt	1,017,318	518,924	1,174,959	363,880	3,075,081	2,884,220

	Contractual cash flows at December 31, 2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2024 (*)
	(€ thousand)
Asset-backed financing (Securitizations)	685,427	435,082	282,283	—	1,402,792	1,342,255
Bonds and notes	480,802	23,075	218,525	812,804	1,535,206	1,412,973
Borrowings from banks and other financial institutions	152,858	53,683	234,312	—	440,853	414,633
Lease liabilities	29,182	24,390	49,052	36,912	139,536	126,270
Other debt	55,757	—	—	—	55,757	55,757
Total debt	1,404,026	536,230	784,172	849,716	3,574,144	3,351,888
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(*) As reported in the consolidated statement of financial position.

Asset-backed financing (Securitizations)

As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with the related receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. The securitization agreements for both programs require the maintenance of hedging through interest rate cap derivatives.

Details relating to the revolving securitization programs are presented below.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2025	Amount Outstanding at December 31, 2024	Maturity Date
	($ million)	($ million)	($ million)
Syndicated program (retail) (1)	1,050	1,038	974	December 2026
Program lease/retail (1)	525	475	420	November 2027
Total asset-backed financing (Securitizations)	1,575	1,513	1,394
_____________________________
(1)At December 31, 2025 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 79 basis points and the notes relating to the leasing/retail securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.

Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest on the related asset-backed financing. This cash amounted to €54,434 thousand at December 31, 2025 (€53,644 thousand at December 31, 2024).
Bonds and notes

2025 Bond

On May 27, 2025, the Company fully repaid the 2025 Bond for a total consideration of €457,727 thousand (including accrued interest). The bond was previously issued on May 27, 2020 for a principal of €650 million at a coupon of 1.5 percent and due on May 2025. Following a cash tender offer in July 2023, the Group accepted for purchase valid tenders of the 2025 Bond for an aggregate nominal amount of €199,037 thousand at a purchase price of €191,097 thousand, resulting in gains of €7,940 thousand, which were recognized within financial income. The amount outstanding at December 31, 2024 was €454,449 thousand, including accrued interest of €4,059 thousand.
2030 Bond
On May 21, 2024, the Company issued 3.625 percent senior notes due May 2030 (“2030 Bond”) having a principal of €500 million. The notes were issued at a discount for an issue price of 99.677 percent, resulting in net proceeds of €496,145 thousand, after related expenses, and a yield to maturity of 3.686 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. The proceeds from the 2030 Bond are intended to be used for general corporate purposes. The amount outstanding of the 2030 Bond December 31, 2025 was €508,225 thousand, including accrued interest of €11,121 thousand (€507,678 thousand including accrued interest of €11,173 thousand at December 31, 2024).
2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain U.S. institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and the yields to maturity on an annual basis equal the nominal coupon rates of the notes. The 2029 Notes and the 2031 Notes are primarily used for general corporate purposes, including the funding of capital expenditures.

The amount outstanding of the 2029 Notes at December 31, 2025 was €150,395 thousand, including accrued interest of €694 thousand (€150,302 thousand, including accrued interest of €700 thousand at December 31, 2024). The amount outstanding of the 2031 Notes at December 31, 2025 was €150,378 thousand, including accrued interest of €787 thousand (€150,315 thousand including accrued interest of €794 thousand at December 31, 2024).

2032 Notes

On July 29, 2021, the Company issued 0.91 percent senior notes due January 2032 (“2032 Notes”) through a private placement to certain U.S. institutional investors having a principal of €150 million. The net proceeds from the issuance amounted to €149,495 thousand and the yield to maturity on an annual basis equals the nominal coupon rates of the notes. The 2032 Notes are used for general corporate purposes. The amount outstanding of the 2032 Notes at December 31, 2025 was €150,277 thousand, including accrued interest of €576 thousand (€150,229 thousand, including accrued interest of €576 thousand at December 31, 2024).

The aforementioned bonds and notes impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events, and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. At December 31, 2025 and 2024, Ferrari was in compliance with the covenants of the bonds and notes.
Borrowings from banks and other financial institutions

Information relating to borrowings from banks and other financial institutions is presented below.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2025	2024	Maturity Date
		(€ thousand)
Ferrari NV (1)	EUR	37,970	84,115	January 2026 (4)
Ferrari NV (1)	EUR	8,336	41,682	March 2026
Ferrari NV (1)	EUR	100,452	—	April 2026
Ferrari NV (1)	EUR	75,361	75,497	January 2027
Ferrari NV (1)	EUR	150,130	150,143	December 2028
Ferrari Financial Services, Inc. (2)	USD	55,769	63,181	April 2026
Ferrari SpA (3)	EUR	3	15
Total borrowings from banks and other financial institutions		428,021	414,633
_____________________________
(1)     Term loans bearing an average interest rate of 2.6593 percent as of December 31, 2025.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 83 basis points.
(3)    At December 31, 2024 relates to an amortized term loan repaid in June 2025. At December 31, 2025 relates to banking fees and interest.
(4) The amount was fully repaid in January 2026.

Lease liabilities

The Group recognizes lease liabilities in relation to right-of-use assets in accordance with IFRS 16 - Leases. At December 31, 2025 lease liabilities amounted to €162,147 thousand (€126,270 thousand at December 31, 2024).

Other debt

Other debt mainly relates to U.S. based financial service activities with specific reference to expected cash out for new funding request as per contractual commitment.

Committed credit lines

At December 31, 2025, the Group had total committed credit lines available and undrawn amounting to €550 million and with maturities ranging from 2026 to 2030 (€550 million at December 31, 2024).